Pensions and Other Post-Employment Benefits - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 31, 2020 Age	Dec. 31, 2020 CAD ($) Age
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities assets allocation percentage	25.00%
Defined benefit plan, fixed income assets allocation percentage	25.00%
Defined benefit plan, real estate assets allocation percentage	0.00%
Defined benefit plan, listed infrastructure assets allocation percentage	0.00%
Defined benefit plan, emerging market debts assets allocation percentage	0.00%
Defined benefit plan, cash and cash equivalents assets allocation percentage	0.00%
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities assets allocation percentage	70.00%
Defined benefit plan, fixed income assets allocation percentage	35.00%
Defined benefit plan, real estate assets allocation percentage	15.00%
Defined benefit plan, listed infrastructure assets allocation percentage	10.00%
Defined benefit plan, emerging market debts assets allocation percentage	10.00%
Defined benefit plan, cash and cash equivalents assets allocation percentage	10.00%
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Maximum age for retired employees eligible for health care dental and life insurance benefits | Age	65	65
Weighted average duration		13 years 3 months 18 days
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration		17 years 4 months 24 days
Percentage of employees contribution under pension plan		4.00%
Employer contribution | $		$ 10